Operating Expenses	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Operating Expenses
6)	OPERATING EXPENSES
Administrative expenses represent the expenses associated with personnel, services and equipment, including depreciation and amortization, related to managerial activities and back office for the Company’s management. Sales expenses represent the expenses associated with personnel, services and equipment, including depreciation and amortization incurred in sales activities. Distribution and logistics expenses refer to expenses of storage at points of sales, including depreciation and amortization, as well as freight expenses of finished products between plants and points of sale and freight expenses between points of sales and the customers’ facilities.
Consolidated operating expenses by function during 2023, 2022 and 2021 are as follows:

		2023	2022	2021
Administrative expenses 1, 2	$	1,385	1,074	958
Selling expenses 2		411	363	322

Total administrative and selling expenses		1,796	1,437	1,280
Distribution and logistics expenses		1,951	1,824	1,637

Total operating expenses	$	3,747	3,261	2,917

1
All significant research and development activities are executed by several internal areas of Cemex as part of their daily activities. In 2023, 2022 and 2021, the total combined expenses of these departments recognized within administrative expenses were $55, $42 and $44, respectively.

2
In 2023, 2022 and 2021, administrative expenses include depreciation and amortization of $162, $140 and $137, respectively, and selling expenses include depreciation and amortization of $54 in 2023, $51 in 2022 and $49 in 2021.

Consolidated operating expenses during 2023, 2022 and 2021 by nature are as follows:

		2023	2022	2021
Transportation costs	$	1,793	1,676	1,502
Payroll		1,154	1,038	905
Depreciation and amortization		216	191	186
Professional legal, accounting and advisory services		236	145	144
Maintenance, repairs and supplies		99	84	76
Other operating expenses		249	127	104

	$	3,747	3,261	2,917